Transactions with Former Parent and Affiliate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Jun. 28, 2013
Related Party Transaction, Due from (to) Related Party [Abstract]
Liability sharing percent, entity	42.00%
Liability sharing percent, former parent	27.00%
Liability sharing percent, former affiliate	31.00%
Tax liabilities assumed by former subsidiary				$ 160
Tax liabilities assumed by former subsidiary related to prior obligations				125
Contingent tax liabilities	1,688	1,696
Shared income tax liability	1,364
Due from former parent and affiliate	668	614
Liability sharing percent, former parent and affiliate	58.00%
Payment received from former parent and affiliate under Tax Sharing Agreement	14	8
Guaranteed contingent tax liabilities	584	613
Payment made to former parent and affiliate under Tax Sharing Agreement	$ 31	$ 45	$ 55